UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04014
Meridian Fund, Inc.®
(Exact name of registrant as specified in charter)
60 E. Sir Francis Drake Boulevard
Suite 306
Larkspur, CA 94939
(Address of principal executive offices) (Zip code)
Gregg B. Keeling
60 E. Sir Francis Drake Boulevard
Suite 306
Larkspur, CA 94939
(Name and address of agent for service)
registrant’s telephone number, including area code: 415-461-8770
Date of fiscal year end: June 30
Date of reporting period: December 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

MERIDIAN FUND, INC.
January 5, 2011

To Our Shareholders:

Positive economic news during the final quarter of 2010 resulted in solid gains for stocks. The S&P 500 advanced 10.2% during the fourth quarter, the NASDAQ 12.0% while the Russell 2000, representing smaller companies, gained 15.9%. The S&P 500, the NASDAQ and the Russell 2000 were up 12.8, 16.9 and 25.3% respectively for the year. The best performing sectors during the year included basic materials, industrials and consumer services. Utility, health care and telecommunication represented the worst performing groups. The yield on the ten-year Treasury bond rose from 2.52% to 3.30% during the fourth quarter, reflecting the improved economic outlook.

The economy grew at a revised 2.6% during the third quarter and the majority of economists have revised their estimates upward for the fourth quarter and 2011. Most areas of the economy are improving. Industrial production and consumer spending continue to grow while capital spending and even bank lending, housing and employment are starting to show signs of life. Fiscal and monetary policies remain expansionary. Congress recently extended the current tax rates and, thus far, there is only talk about budget cuts. The Federal Reserve, of course, is continuing with its easy money policy. Our outlook is for roughly 3% GDP growth in 2011 with a modest increase in the rate of inflation and somewhat higher interest rates.

Long-term investment results, history clearly shows, are improved by buying good companies or mutual funds consistently over an extended period of time. We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

We wish you a happy, healthy and prosperous New Year.

-s- Richard F. Aster, Jr.

Richard F. Aster, Jr.

Meridian Equity Income Fund® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at December 31, 2010 was $9.88. This represents an increase of 16.6% for the calendar year. The Fund’s total return and average annual compound rate of return since inception, January 31, 2005, were 25.7% and 3.9%, respectively. On December 15, 2010, the Equity Income Fund paid an income dividend of $0.21 per share. At the close of the quarter, total net assets were $30,687,774 and were invested 5.2% in cash and other assets net of liabilities and 94.8% in stocks. There were 496 shareholders in the Equity Income Fund at year end.

Our basic strategy remains unchanged. The Fund continues to seek to invest in companies with above average dividend yields, strong financial returns and that have, in our opinion, the ability to grow dividends. The severe downturn in the economy and corporate profits resulted in dividend cuts for companies which previously were considered safe. Dividends for good companies, however, have stabilized and are beginning to grow again, as the economy improves. The Fund is diversified with 60 holdings representing 60 different industry groups. At the end of the December 2010 quarter, the portfolio’s average holding had a 5-year-average return on equity of 19.3% and an average dividend yield of 3.4%; both measures substantially higher than the average S&P 500 stock. The yield compares favorably also to the 3.3% yield on the ten-year Treasury bond. The average holding has a market capitalization of $30.2 billion, a debt ratio of 39.7% and earnings per share that are projected to increase 9.5% annually during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we purchased shares of E.I. du Pont De Nemours, Lockheed Martin, Microsoft and Time Warner. We sold our positions in Caterpillar, H&R Block, Northrup Grumman and PPG Industries.

Eaton Corporation manufactures and distributes an extensive product set, including electrical components, hydraulic and power train systems, and various types of valves and manifolds. Eaton’s most important markets are general industrial, mobile equipment, military, truck and automotive and residential construction. Approximately fifty percent of the company’s business is in the U.S., with the balance in Europe, Asia Pacific, Latin America and Canada. The shares yield 2.3% and sell at a price earnings ratio in line with the market. This well managed company has a strong balance sheet with ample cash flow to produce future dividend growth.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at December 31, 2010 was $44.59. This represents an increase of 31.4% for the calendar year. The Fund’s total return and average annual compound rate of return since inception, August 1, 1984, were 2,366.0% and 12.9%, respectively. On December 15, 2010, the Growth Fund paid an income dividend of $0.07 per share and a long term capital gain distribution of $.01 per share. At the close of the quarter, total net assets were $2,105,946,460 and were invested 5.3% in cash, cash equivalents and other assets net of liabilities and 94.7% in stocks. There were 73,951 shareholders in the Growth Fund at year end.

There are things to worry about, but we believe stocks will have positive performance, providing the economy continues to grow and there is no substantial upward pressure on interest rates or the rate of inflation. Valuations, while higher than a year ago, are not out of line by historical measures. Our portfolio is focused on small and mid-sized growth stocks which, for the most part, are market leaders, have strong financial characteristics and are reasonably valued. We hold 53 different positions and our largest area of focus remains technology, particularly software related companies. Most of these companies meet the criteria stated above and have a significant international opportunity for growth.

During the quarter we purchased shares of Ametek, Jones Lang Lasalle, Pall Corporation and United Stationers. We sold our positions in Digital Realty Trust and International Game Technology. At year end, Dionex Corporation was in the process of being bought out and we subsequently sold our position.

Royal Caribbean is the second largest cruise operator in the world. The cruise industry is essentially a duopoly with the top two companies accounting for close to 75% of the market. Barriers to entry are very high given the significant amount of capital investment required. Cruise vacations offer an attractive value proposition as they are typically 20-30% cheaper than comparable land-based itineraries. Worldwide demand is expected to increase in the high single digits annually over the long-term with faster growth coming from the international market where the penetration rate of cruise vacations is still fairly low compared to the US. Close to 50% of the company’s revenue is from outside the US. The pricing and yield environment is expected to improve significantly during the next few years. Capacity peaked in 2010 and new ship deliveries will moderate in 2011 and beyond. The company has an experienced management team with a strong track record. The shares sell at a reasonable valuation given the company’s future growth prospect and financial returns.

The Meridian Growth Fund’s 2010 and long term performance has earned several recent accolades. — See In The News; below.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at December 31, 2010 was $28.90. This represents an increase of 18.2% for the calendar year. The Fund’s total return and average compounded annual rate of return since June 30, 1995, were 710.4% and 14.5%, respectively. The comparable period returns for the S&P 500 with dividends were 204.0% and 7.4%, respectively. On December 15, 2010, the Value Fund paid an income dividend of $0.08 per share. At the close of the quarter, total net assets were $933,144,805 and were invested 4.9% in cash, cash equivalents and other assets net of liabilities and 95.1% in stocks. There were 43,789 shareholders in the Value Fund at year end.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies exemplified by an extended period of declining earnings. Over the past two years most earnings problems were related to poor economic conditions. During this period we invested in many high quality companies at attractive valuations. These are companies, in most cases, with leading and defensible market positions, high returns on invested capital, strong balance sheets and proven management teams. Many of these investments lagged the market during the strong rally off the 2009 market lows, and continued to underperform in 2010 as the market favored smaller, higher growth companies. With some stability in the economy, we now see more companies that fit our strategy for traditional company-specific reasons. This is historically the strength of the Meridian Value Fund and should bode well for future performance. We hold 51 positions, representing 31 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are technology, retail and transportation.

During the quarter we purchased shares of Arkansas Best Corporation, Alexander & Baldwin and Orbital Sciences. We sold our shares in Fidelity National Financial, Hologic and JP Morgan Chase.

Carnival Corporation is the world’s leading cruise line with over 90 ships operating worldwide under brands such as Carnival, Holland America, Princess, Cunard and several others. Earnings declined in 2009 as macro conditions impacted discretionary spending. Consumers cut back on vacation spending while cruise operators received previously ordered ships that increased supply in the face of falling demand. Earnings have since begun to rebound and the outlook for Carnival and the industry is bright. Cruise vacations are well suited for the current economic environment as they offer an excellent value proposition to customers at 20-30% the cost of land-based vacations. During the financial crisis cruise operators cut back on new ship orders, resulting in the lowest supply growth outlook that the industry has seen in several years. Cruising is also relatively under-penetrated compared to other vacations, leaving more room for growth. We believe that Carnival can reach normalized earnings of over $4 per share in the next 3 to 5 years, up from $2.47 in 2010. At $47 the stock trades at a reasonable multiple of less than 12 times this earnings level. With fewer new ships coming on line over the next few years Carnival should also see significantly improved free cash flow. The company has indicated that it is likely to use this cash to increase its dividend payout which could offer further upside to investor returns.

In The News

•	The Meridian Growth Fund ranked number three out of four hundred midcap core funds in 2010, according to Lipper, as reported in the Wall Street Journal.

•	Richard Aster and William Tao were given special recognition as Runner-Up Domestic-Stock Manager of the Year by Morningstar for 2010. There are over 6,000 domestic stock funds. Mr. Aster was identified as a manager who not only had an exceptional calendar year, but who also has done well for investors over the long haul.

•	Meridian Growth Fund was the recipient of the Standard & Poor’s Domestic Equity Mid Cap Fund Gold Award based on above peer-average returns, along with below peer-average risk and expenses and a record of consistent management over three years through August 31, 2010.

•	Mr. Aster was profiled in Money Magazine’s 2011 Investor’s Guide for his 26 year tenure with the Meridian Growth Fund, outperforming 94% of its peers over the past 15 years as of December 31, 2010.

Miscellaneous

The Meridian Funds are no-load and there are no transaction fees or commissions charged when purchased directly through our transfer agent, BNY Mellon Investment Servicing (US) Inc. This can be a very cost-effective method to purchase shares of the Meridian Funds for shareholders who do not need the services of a broker-dealer and for long-term investors that make multiple purchases.

You can sign up for E-mail Alerts on our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings, and other information regarding the Meridian Funds.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of December 31, 2010 and are subject to change without notice.

Meridian Equity Income Fund
Summary of Portfolio Holdings
December 31, 2010 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Industrial Machinery	1.9%	$570,486
Diversified Manufacturing Operations	1.8	540,912
Household Appliances	1.7	531,852
Trucking	1.7	531,664
Electrical Components & Equipment	1.7	529,144
Distribution & Wholesale	1.7	522,898
Banking-Thrifts & Mortgage Finance	1.7	517,244
Banking-Regional Banks	1.7	513,408
Soft Drinks	1.7	511,033
Energy	1.7	511,000
Media-Broadcasting & Cable TV	1.7	508,431
Asset Management & Custody Banks	1.7	507,698
Computer Hardware	1.6	503,185
Insurance Brokers	1.6	503,001
Tobacco	1.6	502,674
Department Stores	1.6	500,805
Semiconductors	1.6	499,466
Chemicals-Specialty	1.6	499,460
Chemicals-Diversified	1.6	498,800
Aerospace & Defense	1.6	496,361
Household-Home Furnishings	1.6	492,185
Software & Services	1.6	491,392
Office Services & Supplies	1.6	490,854
Independent Power Producers & Energy	1.6	490,080
Diversified Financial Services	1.6	484,653
Packaging	1.6	483,960
Insurance-Multi-Line	1.6	483,084
Oil & Gas-Storage & Transportation	1.6	482,307
Electronic Equipment Manufacturing	1.6	481,664
Air Freight & Logistics	1.6	480,117
Steel	1.6	477,638
Banking-Commercial	1.6	476,821
Home Improvement Retail	1.6	476,816
REITs-Storage	1.6	476,674
Health Care Products	1.5	475,828
Apparel Accessories & Luxury Goods	1.5	473,990
Environmental Facilities & Services	1.5	471,567
Personal Products	1.5	470,772
Insurance-Property & Casualty	1.5	470,745
Food Distributors	1.5	470,400
Commercial Printing	1.5	470,205

Meridian Equity Income Fund
Summary of Portfolio Holdings (continued)
December 31, 2010 (Unaudited)

IT Services & Data Processing	1.5%	$469,832
Telecommunication Services-Integrated	1.5	466,554
Health Care Equipment & Supplies	1.5	466,144
Industrial Conglomerates	1.5	466,020
Electric Utilities	1.5	465,864
Metal & Glass Containers	1.5	464,250
Health Care Technology	1.5	463,625
Utilities-Gas	1.5	462,465
Media	1.5	460,031
Apparel Retail	1.5	459,382
Diversified Capital Markets	1.5	458,694
Railroads	1.5	458,586
Paper & Packaging	1.5	457,912
Consumer Products	1.5	457,040
Publishing	1.5	455,125
Restaurants	1.5	452,884
Retail	1.5	452,654
Pharmaceuticals	1.5	447,485
Food & Meats-Packaged	1.4	441,140
Cash & Other Assets, Less Liabilities	5.2	1,590,813

	100.0%	$30,687,774

Meridian Growth Fund
Summary of Portfolio Holdings
December 31, 2010 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Tech-Software	14.9%	$314,330,048
Retail	9.9	208,396,733
Technology	7.5	158,319,147
Energy	5.7	120,704,501
Brokerage & Money Management	5.0	104,132,905
Insurance Brokers	4.8	100,192,781
Industrial Conglomerates	4.3	91,139,472
Industrial Services	3.8	80,787,529
Health Care Products	3.7	76,837,790
Building Products	3.5	72,955,619
Leisure & Amusement	2.8	59,140,100
Banking-Commercial	2.7	56,132,690
U.S. Government Obligations	2.6	54,988,890
Cellular Communications	2.5	53,054,936
Chemicals-Specialty	2.4	50,505,351
Trucking	2.4	50,196,300
Distribution & Wholesale	2.3	49,361,983
Air Freight & Logistics	2.0	43,084,860
Consumer Services	2.0	42,422,407
Restaurants	1.9	39,729,501
Metals	1.6	34,367,418
Furniture & Fixtures	1.6	33,471,900
Electronic Equipment Manufacturing	1.5	31,863,150
Real Estate Management & Services	1.5	31,595,880
Health Care Technology	1.5	30,519,098
Health Care Information Services	1.4	29,855,416
Automotive Wholesale Services	1.0	22,032,765
Banking	0.5	9,671,385
Cash & Other Assets, Less Liabilities	2.7	56,155,905

	100.0%	$2,105,946,460

Meridian Value Fund
Summary of Portfolio Holdings
December 31, 2010 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Technology	9.5%	$88,525,464
Retail	7.4	68,688,945
Industrial Services	6.4	60,162,151
Industrial Products	6.1	56,701,670
Leisure & Amusement	5.0	46,520,830
Energy	4.8	44,598,066
Diversified Financial Services	4.8	44,545,030
Tech-Software	4.0	37,310,345
Banking	3.2	30,313,296
U.S. Government Obligations	3.2	29,993,940
Insurance Brokers	3.1	28,618,232
Semiconductors	3.0	28,096,490
Trucking	2.8	26,373,108
Air Freight & Logistics	2.7	24,772,200
Metals	2.6	24,007,160
Environmental Facilities & Services	2.5	23,648,418
Automotive Wholesale Services	2.5	23,210,752
Railroads	2.5	22,868,488
Home Improvement Retail	2.4	22,821,875
Household Appliances	2.2	20,769,153
Industrial	2.1	19,448,560
Pharmaceuticals	2.1	19,384,214
Office Services & Supplies	2.0	19,150,726
Utilities	2.0	19,076,939
Agriculture	1.6	14,756,716
REITs-Diversified	1.5	14,003,754
Brokerage & Money Management	1.3	12,022,569
Asset Management & Custody Banks	1.2	11,032,032
Health Care Products	1.0	9,796,965
Transportation	1.0	9,270,948
Aerospace & Defense	1.0	9,044,640
Insurance	0.8	7,487,424
Cash & Other Assets, Less Liabilities	1.7	16,123,705

	100.0%	$933,144,805

Meridian Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period July 1, 2010 to December 31, 2010

We believe it is important for you to understand the impact of fees and expenses on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the portfolio. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period and assume reinvestment of all dividends and distributions.

	Beginning	Ending			Expenses
	Account Value	Account Value	Expense		Paid During
	7/1/10	12/31/10	Ratio(1)		Period(2)

Actual Fund Return ( See explanation below)
Meridian Equity Income Fund	$1,000.00	$1,185.40	1.25	%(4)	$6.89
Meridian Growth Fund	$1,000.00	$1,316.00	0.83%		$4.85
Meridian Value Fund	$1,000.00	$1,271.00	1.10%		$6.30
Hypothetical 5% Return(3) ( See explanation below)
Meridian Equity Income Fund	$1,000.00	$1,018.90	1.25	%(4)	$6.36
Meridian Growth Fund	$1,000.00	$1,021.02	0.83%		$4.23
Meridian Value Fund	$1,000.00	$1,019.66	1.10%		$5.60

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, then divided by 365.

(3)	Before expenses.

(4)	See note 2 to Financial Statements.

Meridian Fund, Inc.
Disclosure of Fund Expenses (Unaudited) (continued)
For the Six Month Period July 1, 2010 to December 31, 2010

The table above illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this 5% Return hypothetical example with the 5% Return hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as short-term redemption and exchange fees or sales and service charges you may pay third party broker/dealers. Had these transactional costs been included, your costs would have been higher. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Meridian Equity Income Fund
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.8%

AEROSPACE & DEFENSE - 1.6%
Lockheed Martin Corp.	7,100	$496,361

AIR FREIGHT & LOGISTICS - 1.6%
United Parcel Service, Inc. Class B	6,615	480,117

APPAREL ACCESSORIES & LUXURY GOODS - 1.5%
VF Corp.	5,500	473,990

APPAREL RETAIL - 1.5%
American Eagle Outfitters, Inc.	31,400	459,382

ASSET MANAGEMENT & CUSTODY BANKS - 1.7%
Federated Investors, Inc. Class B	19,400	507,698

BANKING-COMMERCIAL - 1.6%
Bank of Hawaii Corp.	10,100	476,821

BANKING-REGIONAL BANKS - 1.7%
Cullen/Frost Bankers, Inc.	8,400	513,408

BANKING-THRIFTS & MORTGAGE FINANCE - 1.7%
Hudson City Bancorp, Inc.	40,600	517,244

CHEMICALS-DIVERSIFIED - 1.6%
EI du Pont de Nemours & Co.	10,000	498,800

CHEMICALS-SPECIALTY - 1.6%
RPM International, Inc.	22,600	499,460

COMMERCIAL PRINTING - 1.5%
R. R. Donnelley & Sons Co.	26,915	470,205

COMPUTER HARDWARE - 1.6%
Diebold, Inc.	15,700	503,185

CONSUMER PRODUCTS - 1.5%
Kimberly-Clark Corp.	7,250	457,040

DEPARTMENT STORES - 1.6%
JC Penney Co., Inc.	15,500	500,805

DISTRIBUTION & WHOLESALE - 1.7%
Genuine Parts Co.	10,185	522,898

DIVERSIFIED CAPITAL MARKETS - 1.5%
NYSE Euronext	15,300	458,694

DIVERSIFIED FINANCIAL SERVICES - 1.6%
Broadridge Financial Solutions, Inc.	22,100	484,653

DIVERSIFIED MANUFACTURING OPERATIONS - 1.8%
Harsco Corp.	19,100	540,912

ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
Hubbell, Inc. Class B	8,800	529,144

ELECTRIC UTILITIES - 1.5%
PPL Corp.	17,700	465,864

ELECTRONIC EQUIPMENT MANUFACTURING - 1.6%
Molex, Inc.	21,200	481,664

ENERGY - 1.7%
Chevron Corp.	5,600	511,000

The accompanying notes are an integral part of the financial statements.

Meridian Equity Income Fund
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

ENVIRONMENTAL FACILITIES & SERVICES - 1.5%
Waste Management, Inc.	12,790	$471,567

FOOD DISTRIBUTORS - 1.5%
SYSCO Corp.	16,000	470,400

FOOD & MEATS-PACKAGED - 1.4%
Kraft Foods, Inc. Class A	14,000	441,140

HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Hillenbrand, Inc.	22,400	466,144

HEALTH CARE PRODUCTS - 1.5%
Baxter International, Inc.	9,400	475,828

HEALTH CARE TECHNOLOGY - 1.5%
Medtronic, Inc.	12,500	463,625

HOME IMPROVEMENT RETAIL - 1.6%
Home Depot, Inc.	13,600	476,816

HOUSEHOLD APPLIANCES - 1.7%
Snap-On, Inc.	9,400	531,852

HOUSEHOLD-HOME FURNISHINGS - 1.6%
Leggett & Platt, Inc.	21,625	492,185

INDEPENDENT POWER PRODUCERS & ENERGY - 1.6%
Constellation Energy Group, Inc.	16,000	490,080

INDUSTRIAL CONGLOMERATES - 1.5%
3M Co.	5,400	466,020

INDUSTRIAL MACHINERY - 1.9%
Eaton Corp.	5,620	570,486

INSURANCE BROKERS - 1.6%
Willis Group Holdings Plc (United Kingdom)	14,525	503,001

INSURANCE-MULTI-LINE - 1.6%
Chubb Corp.	8,100	483,084

INSURANCE-PROPERTY & CASUALTY - 1.5%
Mercury General Corp.	10,945	470,745

IT SERVICES & DATA PROCESSING - 1.5%
Paychex, Inc.	15,200	469,832

MEDIA - 1.5%
Time Warner, Inc.	14,300	460,031

MEDIA-BROADCASTING & CABLE TV - 1.7%
Time Warner Cable, Inc.	7,700	508,431

METAL & GLASS CONTAINERS - 1.5%
Greif, Inc. Class A	7,500	464,250

OFFICE SERVICES & SUPPLIES - 1.6%
Pitney Bowes, Inc.	20,300	490,854

OIL & GAS-STORAGE & TRANSPORTATION - 1.6%
Spectra Energy Corp.	19,300	482,307

PACKAGING - 1.6%
MeadWestvaco Corp.	18,500	483,960

PAPER & PACKAGING - 1.5%
Sonoco Products Co.	13,600	457,912

The accompanying notes are an integral part of the financial statements.

Meridian Equity Income Fund
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

PERSONAL PRODUCTS - 1.5%
Avon Products, Inc.	16,200	$470,772

PHARMACEUTICALS - 1.5%
Johnson & Johnson	7,235	447,485

PUBLISHING - 1.5%
McGraw-Hill Cos., Inc. (The)	12,500	455,125

RAILROADS - 1.5%
Norfolk Southern Corp.	7,300	458,586

REITS-STORAGE - 1.6%
Public Storage REIT	4,700	476,674

RESTAURANTS - 1.5%
McDonald’s Corp.	5,900	452,884

RETAIL - 1.5%
Mattel, Inc.	17,800	452,654

SEMICONDUCTORS - 1.6%
Microchip Technology, Inc.	14,600	499,466

SOFT DRINKS - 1.7%
Coca-Cola Co. (The)	7,770	511,033

SOFTWARE & SERVICES - 1.6%
Microsoft Corp.	17,600	491,392

STEEL - 1.6%
Nucor Corp.	10,900	477,638

TELECOMMUNICATION SERVICES-INTEGRATED - 1.5%
AT&T, Inc.	15,880	466,554

TOBACCO - 1.6%
Reynolds American, Inc.	15,410	502,674

TRUCKING - 1.7%
Ryder System, Inc.	10,100	531,664

UTILITIES-GAS - 1.5%
AGL Resources, Inc.	12,900	462,465

TOTAL INVESTMENTS - 94.8%
(Cost $26,338,388)		29,096,961

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.2%		1,590,813

NET ASSETS - 100.0%		$30,687,774

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.7%

AIR FREIGHT & LOGISTICS - 2.0%
Expeditors International of Washington, Inc.	789,100	$43,084,860

AUTOMOTIVE WHOLESALE SERVICES - 1.0%
Copart, Inc.*	589,900	22,032,765

BANKING - 0.5%
CVB Financial Corp.	1,115,500	9,671,385

BANKING-COMMERCIAL - 2.7%
Bank of Hawaii Corp.	1,189,000	56,132,690

BROKERAGE & MONEY MANAGEMENT - 5.0%
Affiliated Managers Group, Inc.*	523,900	51,981,358
T. Rowe Price Group, Inc.	808,050	52,151,547

		104,132,905

BUILDING PRODUCTS - 3.5%
Lumber Liquidators Holdings, Inc.*	881,700	21,963,147
Valspar Corp.	1,478,900	50,992,472

		72,955,619

CELLULAR COMMUNICATIONS - 2.5%
American Tower Corp. Class A*	1,027,400	53,054,936

CHEMICALS-SPECIALTY - 2.4%
RPM International, Inc.	2,285,310	50,505,351

CONSUMER SERVICES - 2.0%
Rollins, Inc.	2,147,970	42,422,407

DISTRIBUTION & WHOLESALE - 2.3%
United Stationers, Inc.*	322,300	20,565,963
Watsco, Inc.	456,500	28,796,020

		49,361,983

ELECTRONIC EQUIPMENT MANUFACTURING - 1.5%
AMETEK, Inc.	811,800	31,863,150

ENERGY - 5.7%
Continental Resources, Inc.*	555,600	32,697,060
Core Laboratories NV (Netherlands)	333,600	29,707,080
FMC Technologies, Inc.*	368,080	32,725,993
Noble Energy, Inc.	297,100	25,574,368

		120,704,501

FURNITURE & FIXTURES - 1.6%
Herman Miller, Inc.	1,323,000	33,471,900

HEALTH CARE INFORMATION SERVICES - 1.4%
Cerner Corp.*	315,130	29,855,416

HEALTH CARE PRODUCTS - 3.7%
DENTSPLY International, Inc.	1,057,100	36,121,107
Edwards Lifesciences Corp.*	503,670	40,716,683

		76,837,790

HEALTH CARE TECHNOLOGY - 1.5%
IDEXX Laboratories, Inc.*	440,900	30,519,098

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL CONGLOMERATES - 4.3%
Cooper Industries Plc	817,600	$47,657,904
Dionex Corp.*	197,000	23,247,970
Pall Corp.	408,100	20,233,598

		91,139,472

INDUSTRIAL SERVICES - 3.8%
Ritchie Bros. Auctioneers, Inc. (Canada)	1,243,600	28,664,980
Waste Connections, Inc.	1,893,300	52,122,549

		80,787,529

INSURANCE BROKERS - 4.8%
Brown & Brown, Inc.	2,021,250	48,388,725
Willis Group Holdings Plc (United Kingdom)	1,495,930	51,804,056

		100,192,781

LEISURE & AMUSEMENT - 2.8%
Royal Caribbean Cruises, Ltd.*	1,258,300	59,140,100

METALS - 1.6%
Cameco Corp. (Canada)	851,100	34,367,418

REAL ESTATE MANAGEMENT & SERVICES - 1.5%
Jones Lang LaSalle, Inc.	376,500	31,595,880

RESTAURANTS - 1.9%
Cracker Barrel Old Country Store, Inc.	725,388	39,729,501

RETAIL - 9.9%
Bed Bath & Beyond, Inc.*	661,000	32,488,150
CarMax, Inc.*	669,150	21,332,502
Coach, Inc.	738,200	40,829,842
Family Dollar Stores, Inc.	774,000	38,475,540
Mattel, Inc.	1,786,300	45,425,609
PetSmart, Inc.	749,500	29,845,090

		208,396,733

TECHNOLOGY - 7.5%
Autodesk, Inc.*	1,123,500	42,917,700
NetApp, Inc.*	570,400	31,349,184
Trimble Navigation, Ltd.*	1,060,800	42,357,744
Zebra Technologies Corp. Class A*	1,097,513	41,694,519

		158,319,147

TECH-SOFTWARE - 14.9%
Advent Software, Inc.*	692,638	40,117,593
Blackbaud, Inc.	1,497,500	38,785,250
BMC Software, Inc.*	945,200	44,556,728
Citrix Systems, Inc.*	700,100	47,893,841
MICROS Systems, Inc.*	927,900	40,697,694
Nuance Communications, Inc.*	1,370,500	24,915,690
Solera Holdings, Inc.	863,200	44,299,424
Teradata Corp.*	803,300	33,063,828

		314,330,048

TRUCKING - 2.4%
J.B. Hunt Transport Services, Inc.	1,230,000	50,196,300

TOTAL COMMON STOCKS - 94.7% (Cost $1,399,089,258)		1,994,801,665

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Value

U.S. GOVERNMENT OBLIGATIONS - 2.6%
U.S. Treasury Bill @ .132%** due 03/10/11 (Face Value $55,000,000)	$54,988,890

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $54,986,494)	54,988,890

TOTAL INVESTMENTS - 97.3% (Cost $1,454,075,752)	2,049,790,555

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.7%	56,155,905

NET ASSETS - 100.0%	$2,105,946,460

*	Non-income producing securities

**	Annualized yield at date of purchase

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.1%

AEROSPACE & DEFENSE - 1.0%
Orbital Sciences Corp.*	528,000	$9,044,640

AGRICULTURE - 1.6%
Monsanto Co.	211,900	14,756,716

AIR FREIGHT & LOGISTICS - 2.7%
UTi Worldwide, Inc.	1,168,500	24,772,200

ASSET MANAGEMENT & CUSTODY BANKS - 1.2%
Franklin Resources, Inc.	99,200	11,032,032

AUTOMOTIVE WHOLESALE SERVICES - 2.5%
LKQ Corp.*	1,021,600	23,210,752

BANKING - 3.2%
CVB Financial Corp.	557,900	4,836,993
Northern Trust Corp.	254,800	14,118,468
Wells Fargo & Co.	366,500	11,357,835

		30,313,296

BROKERAGE & MONEY MANAGEMENT - 1.3%
TD Ameritrade Holding Corp.	633,100	12,022,569

DIVERSIFIED FINANCIAL SERVICES - 4.8%
Broadridge Financial Solutions, Inc.	1,147,000	25,153,710
Equifax, Inc.	544,700	19,391,320

		44,545,030

ENERGY - 4.8%
Apache Corp.	112,300	13,389,529
Forest Oil Corp.*	569,300	21,616,321
Ultra Petroleum Corp.*	200,800	9,592,216

		44,598,066

ENVIRONMENTAL FACILITIES & SERVICES - 2.5%
Waste Management, Inc.	641,400	23,648,418

HEALTH CARE PRODUCTS - 1.0%
Gen-Probe, Inc.*	167,900	9,796,965

HOME IMPROVEMENT RETAIL - 2.4%
Sherwin-Williams Co. (The)	272,500	22,821,875

HOUSEHOLD APPLIANCES - 2.2%
Stanley Black & Decker, Inc.	310,590	20,769,153

INDUSTRIAL - 2.1%
Curtiss-Wright Corp.	585,800	19,448,560

INDUSTRIAL PRODUCTS - 6.1%
Cummins, Inc.	84,400	9,284,844
Lincoln Electric Holdings, Inc.	303,800	19,829,026
Sealed Air Corp.	1,084,000	27,587,800

		56,701,670

INDUSTRIAL SERVICES - 6.4%
Nalco Holdings Co.	856,000	27,340,640
Ritchie Bros. Auctioneers, Inc. (Canada)	425,700	9,812,385
W.W. Grainger, Inc.	166,600	23,009,126

		60,162,151

INSURANCE - 0.8%
Travelers Cos., Inc. (The)	134,400	7,487,424

INSURANCE BROKERS - 3.1%
Willis Group Holdings Plc (United Kingdom)	826,400	28,618,232

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

LEISURE & AMUSEMENT - 5.0%
Carnival Corp.	607,600	$28,016,436
Polaris Industries, Inc.	237,175	18,504,394

		46,520,830

METALS - 2.6%
Cameco Corp. (Canada)	356,600	14,399,508
Newmont Mining Corp.	156,400	9,607,652

		24,007,160

OFFICE SERVICES & SUPPLIES - 2.0%
Steelcase, Inc. Class A	1,811,800	19,150,726

PHARMACEUTICALS - 2.1%
BioMarin Pharmaceutical, Inc.*	719,800	19,384,214

RAILROADS - 2.5%
Union Pacific Corp.	246,800	22,868,488

REITS-DIVERSIFIED - 1.5%
Host Hotels & Resorts, Inc. REIT	783,646	14,003,754

RETAIL - 7.4%
Costco Wholesale Corp.	322,800	23,309,388
Kohl’s Corp.*	410,600	22,312,004
Mattel, Inc.	907,100	23,067,553

		68,688,945

SEMICONDUCTORS - 3.0%
NVIDIA Corp.*	882,200	13,585,880
Power Integrations, Inc.	361,500	14,510,610

		28,096,490

TECHNOLOGY - 9.5%
Acxiom Corp.*	1,142,000	19,585,300
Autodesk, Inc.*	594,400	22,706,080
Cisco Systems, Inc.*	463,200	9,370,536
eBay, Inc.*	342,700	9,537,341
Zebra Technologies Corp. Class A*	719,300	27,326,207

		88,525,464

TECH-SOFTWARE - 4.0%
Citrix Systems, Inc.*	389,850	26,669,639
Compuware Corp.*	911,800	10,640,706

		37,310,345

TRANSPORTATION - 1.0%
Alexander & Baldwin, Inc.	231,600	9,270,948

TRUCKING - 2.8%
Arkansas Best Corp.	345,500	9,473,610
Heartland Express, Inc.	1,054,900	16,899,498

		26,373,108

UTILITIES - 2.0%
Hawaiian Electric Industries, Inc.	837,075	19,076,939

TOTAL COMMON STOCKS - 95.1% (Cost $648,792,654)		887,027,160

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Value

U.S. GOVERNMENT OBLIGATIONS - 3.2%
U.S. Treasury Bill @ .132%** due 03/10/11 (Face Value $30,000,000)	$29,993,940

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $29,992,633)	29,993,940

TOTAL INVESTMENTS - 98.3% (Cost $678,785,287)	917,021,100

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.7%	16,123,705

NET ASSETS - 100.0%	$933,144,805

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Statements of Assets and Liabilities
December 31, 2010 (Unaudited)

	Equity
	Income Fund	Growth Fund	Value Fund

ASSETS

Investments (Cost $26,338,388, $1,454,075,752 and $678,785,287, respectively)	$29,096,961	$2,049,790,555	$917,021,100
Cash	1,542,759	55,131,282	16,649,196
Receivable for:
Capital shares purchased	10,211	3,847,738	117,235
Securities sold	45,835	6,242,855	5,578,942
Dividends	61,714	1,331,838	861,107
Interest	72	2,968	894
Prepaid expenses	29,152	23,734	12,063

TOTAL ASSETS	30,786,704	2,116,370,970	940,240,537

LIABILITIES

Payable for:
Capital shares sold	—	1,190,484	773,113
Securities purchased	74,491	7,772,520	5,411,708
Accrued expenses:
Investment advisory fees	23,574	1,305,514	790,168
Other payables and accrued expenses	865	155,992	120,743

TOTAL LIABILITIES	98,930	10,424,510	7,095,732

NET ASSETS	$30,687,774	$2,105,946,460	$933,144,805

Capital shares issued and outstanding, par value $0.01 (500,000,000, 500,000,000 and 500,000,000 shares authorized, respectively)	3,106,869	47,231,672	32,285,729

Net asset value per share (offering and redemption price)	$9.88	$44.59	$28.90

Net Assets consist of:
Paid in capital	$34,395,381	$1,483,031,037	$1,000,854,450
Accumulated net realized gain (loss)	(6,633,304)	28,098,952	(308,111,841)
Net unrealized appreciation on investments	2,758,573	595,714,803	238,235,813
Undistributed (distributions in excess of) net investment income	167,124	(898,332)	2,166,383

	$30,687,774	$2,105,946,460	$933,144,805

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Statements of Operations
For the Six Months Ended December 31, 2010 (Unaudited)

	Equity
	Income Fund	Growth Fund	Value Fund

INVESTMENT INCOME

Dividends	$495,918	$9,161,943	$6,949,516
Interest	360	42,614	23,943

Total investment income	496,278	9,204,557	6,973,459

EXPENSES

Investment advisory fees	130,222	6,488,196	4,366,952
Custodian fees	2,024	74,152	47,472
Directors’ fees and expenses	368	11,776	6,348
Pricing fees	12,696	80,960	52,256
Professional fees	16,131	95,542	60,012
Registration and filing fees	10,586	14,840	24,070
Reports to shareholders	1,656	76,176	25,760
Transfer agent fees	6,256	243,248	215,464
Miscellaneous expenses	1,016	13,320	8,505

Total expenses	180,955	7,098,210	4,806,839

Expenses waived by Adviser (Note 2)	(7,059)	—	—

Net expenses	173,896	7,098,210	4,806,839

Net investment income	322,382	2,106,347	2,166,620

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS

Net realized gain on investments	385,726	62,438,186	34,983,424
Net change in unrealized appreciation/depreciation on investments	3,938,069	402,483,817	170,394,720

Net realized and unrealized gain on investments	4,323,795	464,922,003	205,378,144

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,646,177	$467,028,350	$207,544,764

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Statements of Changes in Net Assets

	Equity Income Fund		Growth Fund
	Six Months		Six Months
	Ended		Ended
	December 31, 2010	Year Ended	December 31, 2010	Year Ended
	(Unaudited)	June 30, 2010	(Unaudited)	June 30, 2010

OPERATIONS

Net investment income	$322,382	$572,347	$2,106,347	$3,355,721
Net realized gain on investments	385,726	134,812	62,438,186	60,595,810
Net change in unrealized appreciation/depreciation on investments	3,938,069	4,752,277	402,483,817	200,490,358

Net increase in net assets from operations	4,646,177	5,459,436	467,028,350	264,441,889

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from ordinary income	(617,600)	(560,148)	(3,004,679)	(5,002,954)
Distributions from net realized capital gains	—	—	(345,185)	—
Distributions of Paid-in-Capital	—	—	—	(812,370)

Net distributions	(617,600)	(560,148)	(3,349,864)	(5,815,324)

CAPITAL SHARE TRANSACTIONS

Proceeds from sales of shares	1,373,602	916,172	317,675,637	231,057,644
Reinvestment of distributions	611,890	555,528	3,175,596	5,531,275
Redemption fees	219	4	28,702	33,340
Less: redemptions of shares	(263,340)	(2,153,472)	(116,877,567)	(254,639,438)

Increase (decrease) resulting from capital share transactions	1,722,371	(681,768)	204,002,368	(18,017,179)

Total increase in net assets	5,750,948	4,217,520	667,680,854	240,609,386

NET ASSETS

Beginning of period	24,936,826	20,719,306	1,438,265,606	1,197,656,220

End of period	$30,687,774	$24,936,826	$2,105,946,460	$1,438,265,606

Undistributed (distributions in excess of) net investment income at end of period	$167,124	$462,342	$(898,332)	$—

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Statements of Changes in Net Assets

	Value Fund
	Six Months
	Ended
	December 31, 2010	Year Ended
	(Unaudited)	June 30, 2010

OPERATIONS

Net investment income	$2,166,620	$2,508,664
Net realized gain on investments	34,983,424	48,310,157
Net change in unrealized appreciation/depreciation on investments	170,394,720	59,475,624

Net increase in net assets from operations	207,544,764	110,294,445

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from ordinary income	(2,508,893)	(9,603,460)

Net distributions	(2,508,893)	(9,603,460)

CAPITAL SHARE TRANSACTIONS

Proceeds from sales of shares	19,173,922	65,052,660
Reinvestment of distributions	2,443,400	9,368,134
Redemption fees	1,920	13,847
Less: redemptions of shares	(96,445,809)	(203,762,134)

Decrease resulting from capital share transactions	(74,826,567)	(129,327,493)

Total increase (decrease) in net assets	130,209,304	(28,636,508)

NET ASSETS

Beginning of period	802,935,501	831,572,009

End of period	$933,144,805	$802,935,501

Undistributed net investment income at end of period	$2,166,383	$2,508,656

The accompanying notes are an integral part of the financial statements.

Meridian Equity Income Fund
Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

								For the fiscal
	For the Six							period from
	Months Ended							January 31, 2005
	December 31, 2010		For the fiscal year ended June 30,					through
	(Unaudited)		2010	2009	2008	2007	2006	June 30, 2005+

Net Asset Value — Beginning of Period	$8.51		$6.88	$10.37	$13.14	$11.05	$10.10	$10.00

Income (Loss) from Investment Operations
Net Investment Income	0.11	[1]	0.19 [1]	0.22 [1]	0.24 [1]	0.18	0.15	0.06
Net Gains (Losses) on Investments
(both realized and unrealized)[2]	1.47		1.63	(2.96)	(2.25)	2.19	0.93	0.04

Total From Investment Operations	1.58		1.82	(2.74)	(2.01)	2.37	1.08	0.10

Less Distributions
Distributions from Net Investment Income	(0.21)		(0.19)	(0.22)	(0.22)	(0.17)	(0.12)	0.00
Distributions from Net Realized Capital Gains	0.00		0.00	(0.53)	(0.54)	(0.11)	(0.01)	0.00

Total Distributions	(0.21)		(0.19)	(0.75)	(0.76)	(0.28)	(0.13)	0.00

Net Asset Value — End of Period	$9.88		$8.51	$6.88	$10.37	$13.14	$11.05	$10.10

Total Return	18.54%	[3]	26.44%	(26.75% )	(15.84% )	21.61%	10.75%	1.00%	[3]

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$30,688		$24,937	$20,719	$33,519	$43,188	$25,451	$8,412
Ratio of Expenses to Average Net Assets
Before expense reimbursement/recoupment	1.30%	[4]	1.30%	1.43%	1.25% [5]	1.29%	1.67%	3.96%	[4]
After expense reimbursement/recoupment[6]	1.25%	[4]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	[4]
Ratio of Net Investment Income to Average Net Assets
After expense reimbursement/recoupment	2.32%	[4]	2.27%	2.73%	2.02%	1.64%	1.80%	2.11%	[4]
Portfolio Turnover Rate	13%	[3]	63%	49%	62%	37%	60%	25%

+	The Fund commenced investment operations on January 31, 2005.

[1]	Per share net investment income has been calculated using the average daily shares method.

[2]	Includes redemption fee, which are less than 0.01 per share.

[3]	Not Annualized.

[4]	Annualized.

[5]	The Advisor recouped $4,849 during the fiscal year ended June 30, 2008, representing previously reimbursed expenses. Had such payment not been made, the expense ratio would have been 1.24%.

[6]	See note 2 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund
Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

	For the
	Six Months
	Ended
	December 31,
	2010		For the fiscal year ended June 30,
	(Unaudited)		2010	2009	2008	2007	2006	2005	2004	2003	2002	2001

Net Asset Value — Beginning of Period	$33.94		$27.89	$33.60	$42.74	$38.54	$35.77	$35.38	$27.24	$28.10	$31.30	$29.45

Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.05	[1]	0.08 [1]	0.15 [1]	0.05 [1]	0.04	(0.01)	(0.07)	(0.04)	(0.08)	(0.12)	2.26
Net Gains (Losses) on Investments (both realized and unrealized)[2]	10.68		6.11	(4.68)	(5.56)	7.29	3.58	1.02	9.10	(0.11)	(0.24)	3.89

Total From Investment Operations	10.73		6.19	(4.53)	(5.51)	7.33	3.57	0.95	9.06	(0.19)	(0.36)	6.15

Less Distributions
Distributions from Net Investment Income	(0.07)		(0.12)	(0.09)	(0.05)	(0.01)	0.00	0.00	0.00	(0.06)	0.00	(2.44)
Distributions from Net Realized Capital Gains	(0.01)		0.00	(1.09)	(3.58)	(3.12)	(0.80)	(0.56)	(0.92)	(0.61)	(2.84)	(1.86)
Distributions from Paid in Capital Distribution	(0.00)		(0.02)	(0.00)[3]	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total Distributions	(0.08)		(0.14)	(1.18)	(3.63)	(3.13)	(0.80)	(0.56)	(0.92)	(0.67)	(2.84)	(4.30)

Net Asset Value — End of Period	$44.59		$33.94	$27.89	$33.60	$42.74	$38.54	$35.77	$35.38	$27.24	$28.10	$31.30

Total Return	31.60%	[4]	22.18%	(13.01% )	(13.80% )	19.69%	10.08%	2.65%	33.65%	(0.20% )	0.42%	23.34%

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$2,105,946		$1,438,266	$1,197,656	$1,516,015	$2,066,750	$1,689,374	$1,693,564	$1,273,302	$448,393	$310,659	$182,117
Ratio of Expenses to Average Net Assets	0.83%	[5]	0.84%	0.86%	0.84%	0.84%	0.85%	0.86%	0.88%	0.95%	1.02%	1.04%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.25%	[5]	0.24%	0.52%	0.13%	0.11%	(0.03% )	(0.21% )	(0.21% )	(0.47% )	(0.62% )	(0.26% )
Portfolio Turnover Rate	11%	[4]	37%	35%	39%	40%	29%	32%	19%	27%	26%	43%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.

[2]	Includes redemption fees, which are less than 0.01 per share.

[3]	Distribution includes a return of capital that rounds to less than $.01 per share.

[4]	Not Annualized.

[5]	Annualized.

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund
Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

	For the
	Six Months
	Ended
	December 31,
	2010		For the Fiscal Year Ended June 30,
	(Unaudited)		2010	2009	2008	2007	2006	2005	2004	2003		2002	2001

Net Asset Value — Beginning of Period	$22.80		$20.53	$29.43	$38.79	$36.14	$38.11	$40.35	$31.65	$30.34		$30.98	$25.88

Income (Loss) from Investment Operations

Net Investment Income (Loss)	0.06	[1]	0.07 [1]	0.22 [1]	0.15 [1]	0.41	0.18	0.19	0.00	(0.03)		(0.05)	1.12

Net Gains (Losses) on Investments (both realized and unrealized)[2]	6.12		2.45	(7.80)	(3.12)	7.74	2.45	2.96	8.70	1.34		(0.51)	5.75

Total From Investment Operations	6.18		2.52	(7.58)	(2.97)	8.15	2.63	3.15	8.70	1.31		(0.56)	6.87

Less Distributions

Distributions from Net Investment Income	(0.08)		(0.25)	0.00	(0.35)	(0.41)	(0.32)	(0.28)	0.00	0.00		(0.04)	(1.09)

Distributions from Net Realized Capital Gains	0.00		0.00	(1.32)	(6.04)	(5.09)	(4.28)	(5.11)	0.00	0.00		(0.04)	(0.68)

Total Distributions	(0.08)		(0.25)	(1.32)	(6.39)	(5.50)	(4.60)	(5.39)	0.00	0.00		(0.08)	(1.77)

Net Asset Value — End of Period	$28.90		$22.80	$20.53	$29.43	$38.79	$36.14	$38.11	$40.35	$31.65		$30.34	$30.98

Total Return	27.10%	[3]	12.20%	(25.72% )	(8.82% )	23.90%	7.35%	8.00%	27.49%	4.32%		(1.78% )	27.95%

Ratios/Supplemental Data

Net Assets, End of Period (000’s)	$933,145		$802,936	$831,572	$1,319,186	$1,819,440	$1,686,874	$2,271,478	$2,226,590	$1,456,552		$1,297,207	$768,559

Ratio of Expenses to Average Net Assets	1.10%	[4]	1.09%	1.12%	1.09%	1.08%	1.09%	1.08%	1.09%	1.11%		1.12%	1.10%

Ratio of Net Investment Income (Loss) to Average Net Assets	0.50%	[4]	0.27%	0.97%	0.44%	0.59%	0.49%	0.48%	0.01%	(0.12%	)	(0.22% )	0.60%

Portfolio Turnover Rate	14%	[3]	45%	87%	61%	75%	58%	59%	81%	60%		54%	76%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.

[2]	Includes redemption fees, which are less than 0.01 per share.

[3]	Not Annualized.

[4]	Annualized.

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Notes to Financial Statements
For the Six Months Ended December 31, 2010 (Unaudited)

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds”) is comprised of the Meridian Equity Income Fund (the “Equity Income Fund”), the Meridian Growth Fund (the “Growth Fund”) and the Meridian Value Fund (the “Value Fund”). The Equity Income Fund, the Growth Fund and the Value Fund (each a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as no-load, diversified, open-end management investment companies. The Equity Income Fund began operations and was registered on January 31, 2005. The Growth Fund began operations and was registered on August 1, 1984. The Value Fund began operations on February 10, 1994 and was registered on February 7, 1994.

The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.

The primary investment objective of the Growth Fund is to seek long-term growth of capital.

The primary investment objective of the Value Fund is to seek long-term growth of capital.

The following is a summary of significant accounting policies for all of the Funds:

a.	Investment Valuations: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

b.	Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable income to their shareholders; therefore, no federal income tax provision is required.

c.	Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

d.	Cash and Cash Equivalents: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account, which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2010 (Unaudited)

e.	Expenses: Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to the Funds are generally allocated to each Fund in proportion to their relative net assets.

f.	Use of Estimates: The preparation of financial statements in accordance with accounting principals generally accepted in the U.S. (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and revenue and expenses at the date of the financial statements. Actual amounts could differ from those estimates.

g.	Distributions to Shareholders: The Funds record distributions to shareholders on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

h.	Guarantees and Indemnification: Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

i.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — quoted prices in active markets for identical securities;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2010 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of December 31, 2010 is as follows:

	Equity Income	Growth	Value
Valuation Inputs	Fund	Fund	Fund

Level 1 — Quoted Prices*	$29,096,961	$1,994,801,665	$887,027,160
Level 2 — Other Significant Observable Inputs**	—	54,988,890	29,993,940
Level 3 — Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$29,096,961	$2,049,790,555	$917,021,100

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.
**	Level 2 investments are limited to U.S. Treasury Securities.

During the six months ended December 31, 2010 there were no reportable transfers between levels requiring disclosure in conformity with Financial Accounting Standards Board Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements.”

2.	Related Parties: The Funds have entered into management agreements with the Adviser. Certain Officers and/or Directors of the Funds are also Officers and/or Directors of the Adviser. Beneficial ownership in the Funds by Richard F. Aster, Jr., President, as of December 31, 2010 were as follows:

Equity Income Fund	73.90%
Growth Fund	1.15%
Value Fund	2.29%

The Adviser receives from the Equity Income Fund, as compensation for its services, an annual fee of 1% of the first $10,000,000 of the Equity Income Fund’s net assets, 0.90% of the next $20,000,000 of the Equity Income Fund’s net assets, 0.80% of the next $20,000,000 of the Equity Income Fund’s net assets and 0.70% of the Equity Income Fund’s net assets in excess of $50,000,000. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

The Adviser receives from the Growth Fund, as compensation for its services, an annual fee of 1% of the first $50,000,000 of the Growth Fund’s net assets and 0.75% of the Growth Fund’s net assets in excess of $50,000,000. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

The Adviser receives from the Value Fund, as compensation for its services, an annual fee of 1% of the Value Fund’s net assets. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2010 (Unaudited)

The Adviser voluntarily agreed to waive its fee and reimburse expenses, to the extent that total annual operating expenses for the Equity Income Fund exceeds 1.25%. The Investment Adviser has voluntarily agreed to limit the operating expenses of the Growth and Value Funds to 2.50%. With respect to these limits, the Adviser reimbursed the Equity Income Fund $7,059 but did not reimburse the Growth and Value Funds, during the six months ended December 31, 2010.

The Equity Income Fund will carry forward, for a period not to exceed three years from the date on which a waiver or reimbursement of expenses in excess of the expense limitation, is made by the Adviser, and repay the Adviser such amounts; provided the Fund is able to effect such reimbursement and maintain the expense limitation.

At December 31, 2010, the balance of recoupable expenses along with the year of expiration for the Equity Income Fund is:

Amount	Expiration

$44,638	2012
12,855	2013
7,059	2014

Subject to the approval of the Board, the Fund will repay the Adviser the amount of its reimbursement for the Equity Income Fund for up to three years following the reimbursement to the extent the Equity Income Fund’s expenses drop below 1.25%, after giving effect to repayment by the Fund. Either the Fund or the Adviser can modify or terminate this arrangement at any time.

3.	Capital Shares Transactions: Transactions in capital shares for the six months ended December 31, 2010 and the year ended June 30, 2010 were as follows:

	Equity Income Fund
	December 31,	June 30,
	2010	2010

Increase in Fund shares:
Shares sold	142,663	102,162
Shares issued from reinvestment of distributions	62,694	64,075

	205,357	166,237
Shares redeemed	(27,857)	(250,390)

Net increase (decrease)	177,500	(84,153)

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2010 (Unaudited)

	Growth Fund
	December 31,	June 30,
	2010	2010

Increase in Fund shares:
Shares sold	7,774,534	6,935,285
Shares issued from reinvestment of distributions	72,107	162,637

	7,846,641	7,097,922
Shares redeemed	(2,995,779)	(7,666,732)

Net increase (decrease)	4,850,862	(568,810)

	Value Fund
	December 31,	June 30,
	2010	2010

Increase in Fund shares:
Shares sold	737,666	2,717,508
Shares issued from reinvestment of distributions	86,096	382,841

	823,762	3,100,349
Shares redeemed	(3,750,171)	(8,391,590)

Net decrease	(2,926,409)	(5,291,241)

4.	Compensation of Directors and Officers: Directors and Officers of the Funds who are Directors and/or Officers of the Adviser receive no compensation from the Funds. Directors of the Funds who are not interested persons, as defined in the Investment Company Act of 1940, receive compensation in the amount of a minimum of $6,000 per annum. Compensation will be paid at each director’s election in either cash or Fund shares. The difference between an average of the share prices of the three series Funds taken at the beginning and the end of the Funds’ fiscal year will be used to calculate an adjustment to the prior year’s director’s fee compensation in each successive year. Compensation will not adjust below $6,000. An additional $1,000 will be paid to each unaffiliated director for each Board of Directors meeting attended other than the annual meeting.

5.	Investment Transactions: The cost of investments purchased and the proceeds from sales of investments, excluding short-term securities and U.S. government obligations, for the six months ended December 31, 2010, were as follows:

	Purchases	Proceeds from Sales

Equity Income Fund	$4,454,166	$3,307,799
Growth Fund	349,302,766	177,492,588
Value Fund	113,229,313	190,663,273

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2010 (Unaudited)

6.	Distribution Information: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The tax character of distributions made during the fiscal year ended June 30, 2010 is as follows:

	2010 Taxable Distributions
		Distributions of	Total
	Ordinary Income	Paid-in-Capital	Distributions

Equity Income Fund	$560,148	$—	$560,148
Growth Fund	5,002,954	812,370	5,815,324
Value Fund	9,603,460	—	9,603,460

7.	Federal Income Taxes Information: Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2007-2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, at December 31, 2010 were as follows:

		Aggregate Gross	Aggregate Gross
		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Appreciation

Equity Income Fund	$26,338,388	$3,268,437	$(509,864)	$2,758,573
Growth Fund	1,454,075,752	602,434,215	(6,719,412)	595,714,803
Value Fund	678,785,287	238,625,330	(389,517)	238,235,813

As of June 30, 2010 the Funds had capital loss carry forwards available to offset future realized capital gains through the indicated expiration dates:

	Amount	Expires

Equity Income Fund	$182,963	2017
Equity Income Fund	6,814,770	2018
Growth Fund	31,465,152	2018
Value Fund	54,088,431	2017
Value Fund	286,473,460	2018

8.	Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has noted no additional events that require recognition or disclosure in the financial statements.

Meridian Fund, Inc.
Additional Information
For the Six Months Ended December 31, 2010 (Unaudited)

1.	Proxy Voting Record and Proxy Voting Policies and Procedures: A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities along with information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) without charge, upon request, by calling (800) 446-6662; (ii) on our website at http://www.meridianfund.com; and (iii) on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.

2.	Information on Form N-Q: The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Disclosure Regarding Approval of Investment Advisory
Agreements (unaudited)

The Directors of the Funds, including a majority of the Independent Directors, unanimously approved the continuance of the Investment Advisory Agreements between the Meridian Growth Fund, the Meridian Value Fund and the Meridian Equity Income Fund and the Adviser at a meeting held on October 6, 2010.

In preparation for the meetings, the Directors received and evaluated information supplied by the Adviser in response to a request letter addressed to Fund Management by counsel, at the Board of Director’s request, which identified items that should be provided in order for the Directors to gain reasonable assurance that they have sufficiently considered all relevant and required information related to approval of the Advisory Agreements. The Directors examined and considered, among other items, performance and expense information of other retail and institutional investment companies with similar objectives, derived from data compiled by an independent third-party provider, as well as other information received from the Adviser periodically throughout the course of the year. The Independent Directors of the Funds also met in a private session at which no representatives of the Adviser were present prior to voting to approve the Advisory Agreements with respect to each of the Funds. In the process of making their determinations, the Directors considered factors they believed materially related to the selection of the Adviser, the approval of the fee structures and amounts paid under the Advisory Agreements. The Directors based their determinations on the evaluation of all factors taken as a whole and did not consider any one factor as predominant or controlling. Some of the factors considered are discussed in more detail below.

The Directors considered the nature, extent and quality of the investment research and portfolio management functions of the Adviser and the resources the Adviser dedicated and was expected to continue to dedicate to performing services for the Funds. The Directors also considered the respective investment strategies of the Funds and noted favorably the Adviser’s demonstrated ability, over time, to achieve a competitive rate of return for long-term investors. The quality of other services, including the Adviser’s assistance in the coordination of the activities of the Funds relating to other service providers, fund administration and compliance programs also was considered. In addition, the Directors considered the consistency of the Funds’ service quality, in light of their on-going experience as Directors of the Funds. The Directors concluded that, in all material respects, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Funds under the Advisory Agreements.

At each of their regular meetings, the Directors reviewed the current and long-term performance of the Funds. The Directors noted that, while the Meridian Value Fund’s one-year performance trailed the performance index comprising all retail and institutional funds within its investment category as determined by an independent third-party provider (“performance universe”) over the longer three-, five- and ten-year periods the Meridian Value Fund outperformed its performance universe. The Directors also noted that the Meridian Equity Income Fund and the Meridian Growth Fund outperformed their respective performance universe over each of the one-, three-, five- and ten-year time periods. In addition to the information reviewed by the Directors during their meetings, the Directors

Disclosure Regarding Approval of Investment Advisory
Agreements (unaudited) (continued)

received detailed monthly performance reports for the Funds throughout the year. These reports present the Funds’ performance in comparison to both broad market and peer group indices. Based upon their review, the Directors concluded that the Adviser’s management of the Funds’ investment portfolios has resulted in consistently competitive performance overall and, in particular, outstanding returns for long-term investors.

The Directors considered the direct and indirect costs incurred by the Adviser in providing investment management services for the Funds. In light of the changes in assets under management for each Fund during relevant time periods, the Directors concluded that economies of scale currently being realized do not warrant the implementation of additional breakpoints for any of the Funds. While intending to monitor future growth in Fund assets, and to the extent that economies of scale are realized, the Directors believe that current advisory fee levels reflect an equitable sharing of benefits with shareholders. The Directors concluded that profits being realized by the Adviser from its relationship with the Funds are reasonable and appropriate, based on the business judgment of the Directors, with consideration duly given to, among other things, the nature and quality of services provided, the outstanding long-term performance of the Funds, investment industry practices and comparable funds’ average fee expense, determined using independent third party data. The Directors recognized that it is difficult to make comparisons of profitability from investment advisory contracts. This is because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the type of clients it advises, its business mix, and numerous assumptions regarding allocations and the adviser’s capital and management structure.

The Directors additionally considered certain benefits the Adviser realizes due to its relationship with the Funds. In particular, the Adviser has arrangements under which certain brokers may provide industry research to the Adviser’s portfolio managers through the use of a portion of the brokerage commissions generated from the Adviser’s trading activities on behalf of the Funds. Under this arrangement, the Directors believe that the Funds’ shareholders benefit as well from these research products paid for through broker commissions and soft dollar arrangements.

MERIDIAN FUND, INC.

This report is submitted for
the information of shareholders of
Meridian Fund, Inc. It is not
authorized for distribution to
prospective investors unless
preceded or accompanied by an
effective prospectus.
Officers and Directors

RICHARD F. ASTER, JR.
President and Director

JOHN EMRICH

MICHAEL S. ERICKSON

JAMES B. GLAVIN

HERBERT C. KAY

RONALD ROTTER

MICHAEL STOLPER
Directors

GREGG B. KEELING
Chief Financial Officer
Treasurer and Secretary
Chief Compliance Officer

Custodian
PFPC TRUST COMPANY
Philadelphia, Pennsylvania

Transfer Agent and Disbursing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
King of Prussia, Pennsylvania
(800) 446-6662

Counsel
GOODWIN PROCTER LLP
Washington, D.C.

Independent Registered Public
Accounting Firm
PRICEWATERHOUSECOOPERS LLP
San Francisco, California

MERIDIAN EQUITY INCOME FUND®
MERIDIAN GROWTH FUND®
MERIDIAN VALUE FUND®

SEMI-ANNUAL REPORT

[MERIDIAN FUND LOGO]

60 E. Sir Francis Drake Blvd.
Wood Island, Suite 306
Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

December 31, 2010

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Meridian Fund, Inc.®

By (Signature and Title)*	/s/ Richard F. Aster Jr.

Richard F. Aster Jr., President & CEO
(principal executive officer)

Date	March 2, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard F. Aster Jr.

Richard F. Aster Jr., President & CEO
(principal executive officer)

Date	March 2, 2011

By (Signature and Title)*	/s/ Gregg B. Keeling

Gregg B. Keeling, CFO & Treasurer
(principal financial officer)

Date	March 2, 2011

*	Print the name and title of each signing officer under his or her signature.